Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 94,414	$ 136,430
Deposits at call	435	451
Cash and cash equivalents	$ 94,849	$ 136,881	$ 77,528	$ 129,328